Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement of Comprehensive Income
Net income including noncontrolling interest	$ 4,841	$ 4,998	$ 4,721
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment	(586)	(942)	(505)
Defined benefit pension and postretirement plans adjustment	489	(1,562)	1,245
Debt and equity securities - unrealized gain (loss)		2
Cash flow hedging instruments - unrealized gain (loss)	25	107	15
Total other comprehensive income (loss), net of tax	(72)	(2,395)	755
Comprehensive income (loss) including noncontrolling interest	4,769	2,603	5,476
Comprehensive (income) loss attributable to noncontrolling interest	(6)	(48)	20
Comprehensive income (loss) attributable to 3M	$ 4,763	$ 2,555	$ 5,496